Taxation (Details) € in Millions, R in Millions	12 Months Ended
	Jun. 30, 2019 ZAR (R)	Jun. 30, 2018 ZAR (R)	Jun. 30, 2017 EUR (€)	Jun. 30, 2017 ZAR (R)
Geographical areas
Income tax	R 5,846.0	R 6,633.0		R 7,134.0
Deferred tax	(2,689.0)	(1,075.0)
Total tax expense (income)	3,157.0	5,558.0		8,495.0
South Africa
Geographical areas
Normal tax	3,206.0	4,035.0		4,393.0
current year	3,804.0	4,689.0		3,887.0
prior years	(598.0)	(654.0)		506.0
Dividend withholding tax		68.0		59.0
Deferred tax	2,086.0	(414.0)		2,677.0
current year	2,069.0	(545.0)		2,634.0
prior years	17.0	131.0		43.0
Total tax expense (income)	5,285.0	3,994.0		7,013.0
Foreign Countries
Geographical areas
Normal tax	2,640.0	2,530.0		2,682.0
current year	2,544.0	3,035.0		2,680.0
prior years	96.0	(505.0)		2.0
Deferred tax	(4,775.0)	(661.0)		(1,316.0)
current year	(4,831.0)	(874.0)		(718.0)
prior years	55.0	485.0		(127.0)
recognition of previously unrecognised deferred tax assets		(49.0)		(470.0)
tax rate change	1.0	(223.0)		(1.0)
Rest of Africa
Geographical areas
Total tax expense (income)	1,465.0	854.0		951.0
Europe
Geographical areas
Total tax expense (income)	1,276.0	1,649.0		906.0
United States of America
Geographical areas
Total tax expense (income)	(4,913.0)	(1,032.0)		(424.0)
Other Country
Geographical areas
Total tax expense (income)	R 44.0	R 93.0		49.0
Italy
Geographical areas
recognition of previously unrecognised deferred tax assets			€ (25.4)	(377.2)
Mozambique
Geographical areas
recognition of previously unrecognised deferred tax assets				R (93.0)